Cash, Cash Equivalents and Restricted Cash (Tables)	6 Months Ended
Jun. 30, 2019
Cash, Cash Equivalents and Restricted Cash
Schedule of cash, cash equivalents and restricted cash

Cash, cash equivalents and restricted cash consisted of the following (in thousands):

	As of	As of	As of
	June 30, 2019	December 31, 2018	December 31, 2017
Cash and cash equivalents	$78,803	$77,275	$66,895
Restricted cash	—	—	2,812
Total	$78,803	$77,275	$69,707